Consolidated Statements of Cash Flows (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Net loss	$ (19,996)	$ (9,158)
Adjustments to reconcile net loss to net cash used in operating activities:
(Income)/Loss from Discontinued Operations		(10,449)
Depreciation and amortization	882	1,247
Amortization of debt discount and issuance costs included in interest expense	761	798
Other than temporary impairment of marketable securities		185
Gain on sale of marketable securities	(696)	(159)
Provision for doubtful accounts	36	526
Deferred rent	(362)	151
Share-based compensation expense	4,969	4,621
Unrealized gain on Put Option		(758)
Other impairment loss		1,113
Loss on extinguishment of debt		230
Fair value adjustment on warrant liability	6,303	(341)
Loss on disposition of property and equipment	34	16
Changes in current assets and liabilities, net of business acquired:
Receivables	199	(88)
Prepaids and other current assets	164	284
Accounts payable and other accrued liabilities	(728)	(1,617)
Net cash used in operating activities of continuing operations	(8,434)	(13,399)
Net cash (used in) provided by operating activities of discontinued operations		(1,103)
Net cash used in operating activities	(8,434)	(14,502)
Investing activities
Purchases of marketable securities	10,225	1,420
Proceeds from sales of property and equipment	5	13
Proceeds from disposition of CompCare		1,500
Restricted cash		24
Purchases of property and equipment	(1)	(20)
Deposits and other assets	(246)	16
Net cash (used in) provided by investing activities	9,983	2,953
Net cash (used in) provided by investing activities of discontinued operations		39
Net cash (used in) provided by investing activities	9,983	2,992
Financing activities
Proceeds from the issuance of common stock and warrants	3,153	7,000
Cost related to the issuance of common stock and warrants	(623)	(689)
Proceeds from line of credit	450	2,072
Proceeds from financing note	5,465
Costs related to issuance of notes	(151)
Proceeds from bridge loan	500
Paydown on line of credit	(6,908)	(1,348)
Paydown on senior secured note	(3,332)	(1,668)
Capital lease obligations	(93)	(98)
Exercises of stock options and warrants		16
Net cash provided by financing activities	(1,539)	5,285
Net cash (used in) provided by financing activities of discontinued operations		(73)
Net cash provided by financing activities	(1,539)	5,212
Net increase (decrease) in cash and cash equivalents for continuing operations	10	(5,161)
Net increase (decrease) in cash and cash equivalents for discontinued operations		(1,137)
Net increase (decrease) in cash and cash equivalents	10	(6,298)
Cash and cash equivalents at beginning of period	4,595	10,893
Cash and cash equivalents at end of period	4,605	4,595
Supplemental disclosure of cash paid
Interest	154	247
Income taxes	52	93
Common stock issued for outside services	371	266
Common stock issued for settlement of payables	1,235	$-
Property and equipment acquired through capital leases and other financing		$ 22